Employee benefits	12 Months Ended
Dec. 31, 2023
Employee benefits
Employee benefits

16.      Employee benefits

	2023	2022
Salary	10,286	1,641
Labor provisions (vacation)	16,481	15,877
Provision for bonus	22,578	15,002
Other obligations	539	2,519
Long-term benefits (a)	816	62
Total	50,700	35,101
Current	50,085	35,039
Non-current	615	62

(a)	Effect of the provision for taxes to be paid on the delivery of restricted Class A common shares (“RSU”) of the plan described in Note 20.